Comprehensive Income	12 Months Ended
Dec. 31, 2022
Comprehensive Income	COMPREHENSIVE INCOME
The disclosures in this note apply to all Registrants except AEPTCo and OPCo.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2022, 2021 and 2020.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 - Benefit Plans for additional information.

AEP

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2022	Commodity	Interest Rate		Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2021	$163.7	$(21.3)		$115.6	$(73.2)	$184.8
Change in Fair Value Recognized in AOCI, Net of Tax	477.3	18.4	(a)	—	(155.4)	340.3
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	0.1	—		—	—	0.1
Purchased Electricity for Resale (b)	(528.6)	—		—	—	(528.6)
Interest Expense (b)	—	4.0		—	—	4.0
Amortization of Prior Service Cost (Credit)	—	—		(21.8)	—	(21.8)
Amortization of Actuarial (Gains) Losses	—	—		8.6	—	8.6
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(528.5)	4.0		(13.2)	—	(537.7)
Income Tax (Expense) Benefit	(111.0)	0.8		(2.8)	—	(113.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(417.5)	3.2		(10.4)	—	(424.7)
Reclassifications of KPCo Pension and OPEB Regulatory Assets to AOCI	—	—		—	(21.1)	(21.1)
Income Tax (Expense) Benefit	—	—		—	(4.4)	(4.4)
Reclassifications of KPCo Pension and OPEB Regulatory Assets to AOCI, Net of Income Tax (Expense) Benefit	—	—		—	(16.7)	(16.7)
Net Current Period Other Comprehensive Income (Loss)	59.8	21.6		(10.4)	(172.1)	(101.1)
Balance in AOCI as of December 31, 2022	$223.5	$0.3		$105.2	$(245.3)	$83.7

AEP

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2021	Commodity	Interest Rate		Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2020	$(60.6)	$(47.5)		$123.7	$(100.7)	$(85.1)
Change in Fair Value Recognized in AOCI, Net of Tax	488.2	21.1	(a)	—	27.5	536.8
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	0.7	—		—	—	0.7
Purchased Electricity for Resale (b)	(334.8)	—		—	—	(334.8)
Interest Expense (b)	—	6.5		—	—	6.5
Amortization of Prior Service Cost (Credit)	—	—		(19.4)	—	(19.4)
Amortization of Actuarial (Gains) Losses	—	—		9.1	—	9.1
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(334.1)	6.5		(10.3)	—	(337.9)
Income Tax (Expense) Benefit	(70.2)	1.4		(2.2)	—	(71.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(263.9)	5.1		(8.1)	—	(266.9)
Net Current Period Other Comprehensive Income (Loss)	224.3	26.2		(8.1)	27.5	269.9
Balance in AOCI as of December 31, 2021	$163.7	$(21.3)		$115.6	$(73.2)	$184.8

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2020	Commodity	Interest Rate		Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2019	$(103.5)	$(11.5)		$130.7	$(163.4)	$(147.7)
Change in Fair Value Recognized in AOCI, Net of Tax	(89.2)	(39.9)	(a)	—	62.7	(66.4)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	(0.4)	—		—	—	(0.4)
Purchased Electricity for Resale (b)	167.6	—		—	—	167.6
Interest Expense (b)	—	4.9		—	—	4.9
Amortization of Prior Service Cost (Credit)	—	—		(19.2)	—	(19.2)
Amortization of Actuarial (Gains) Losses	—	—		10.3	—	10.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	167.2	4.9		(8.9)	—	163.2
Income Tax (Expense) Benefit	35.1	1.0		(1.9)	—	34.2
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	132.1	3.9		(7.0)	—	129.0
Net Current Period Other Comprehensive Income (Loss)	42.9	(36.0)		(7.0)	62.7	62.6
Balance in AOCI as of December 31, 2020	$(60.6)	$(47.5)		$123.7	$(100.7)	$(85.1)

AEP Texas

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2022	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2021	$(1.3)	$5.3	$(10.5)	$(6.5)
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	(3.2)	(3.2)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.2	—	0.2
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.1	—	1.4
Income Tax (Expense) Benefit	0.3	—	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	0.1	—	1.1
Net Current Period Other Comprehensive Income (Loss)	1.0	0.1	(3.2)	(2.1)
Balance in AOCI as of December 31, 2022	$(0.3)	$5.4	$(13.7)	$(8.6)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2021	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2020	$(2.3)	$5.1	$(11.7)	$(8.9)
Change in Fair Value Recognized in AOCI, Net of Tax	0.1	—	1.2	1.3
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.3	—	0.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.2	0.2	—	1.4
Income Tax (Expense) Benefit	0.3	—	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.9	0.2	—	1.1
Net Current Period Other Comprehensive Income (Loss)	1.0	0.2	1.2	2.4
Balance in AOCI as of December 31, 2021	$(1.3)	$5.3	$(10.5)	$(6.5)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2020	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2019	$(3.4)	$4.9	$(14.3)	$(12.8)
Change in Fair Value Recognized in AOCI, Net of Tax	0.1	—	2.6	2.7
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.3	—	0.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.2	—	1.5
Income Tax (Expense) Benefit	0.3	—	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	0.2	—	1.2
Net Current Period Other Comprehensive Income (Loss)	1.1	0.2	2.6	3.9
Balance in AOCI as of December 31, 2020	$(2.3)	$5.1	$(11.7)	$(8.9)

APCo

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2022	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2021	$7.5	$1.2	$15.7	$24.4
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	(24.1)	(24.1)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.0)	—	—	(1.0)
Amortization of Prior Service Cost (Credit)	—	(5.4)	—	(5.4)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.0)	(5.4)	—	(6.4)
Income Tax (Expense) Benefit	(0.2)	(1.1)	—	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.8)	(4.3)	—	(5.1)
Net Current Period Other Comprehensive Income (Loss)	(0.8)	(4.3)	(24.1)	(29.2)
Balance in AOCI as of December 31, 2022	$6.7	$(3.1)	$(8.4)	$(4.8)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedges -	of Deferred	Funded
For the Year Ended December 31, 2021	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2020	$(0.8)	$5.4	$2.6	$7.2
Change in Fair Value Recognized in AOCI, Net of Tax	9.2	—	13.1	22.3
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.3)	—	(5.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(5.3)	—	(6.4)
Income Tax (Expense) Benefit	(0.2)	(1.1)	—	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.9)	(4.2)	—	(5.1)
Net Current Period Other Comprehensive Income (Loss)	8.3	(4.2)	13.1	17.2
Balance in AOCI as of December 31, 2021	$7.5	$1.2	$15.7	$24.4

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedges -	of Deferred	Funded
For the Year Ended December 31, 2020	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2019	$0.9	$9.2	$(5.1)	$5.0
Change in Fair Value Recognized in AOCI, Net of Tax	(0.7)	—	7.7	7.0
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)	—	—	(1.3)
Amortization of Prior Service Cost (Credit)	—	(5.3)	—	(5.3)
Amortization of Actuarial (Gains) Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)	(4.8)	—	(6.1)
Income Tax (Expense) Benefit	(0.3)	(1.0)	—	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)	(3.8)	—	(4.8)
Net Current Period Other Comprehensive Income (Loss)	(1.7)	(3.8)	7.7	2.2
Balance in AOCI as of December 31, 2020	$(0.8)	$5.4	$2.6	$7.2

I&M

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2022	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2021	$(6.7)	$4.7	$0.7	$(1.3)
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	(0.4)	—	1.6
Income Tax (Expense) Benefit	0.4	(0.1)	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	(0.3)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.6	(0.3)	(0.3)	1.0
Balance in AOCI as of December 31, 2022	$(5.1)	$4.4	$0.4	$(0.3)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2021	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2020	$(8.3)	$4.8	$(3.5)	$(7.0)
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	4.2	4.2
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	(0.1)	—	1.9
Income Tax (Expense) Benefit	0.4	—	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	(0.1)	—	1.5
Net Current Period Other Comprehensive Income (Loss)	1.6	(0.1)	4.2	5.7
Balance in AOCI as of December 31, 2021	$(6.7)	$4.7	$0.7	$(1.3)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2020	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2019	$(9.9)	$4.9	$(6.6)	$(11.6)
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	3.1	3.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	(0.1)	—	1.9
Income Tax (Expense) Benefit	0.4	—	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	(0.1)	—	1.5
Net Current Period Other Comprehensive Income (Loss)	1.6	(0.1)	3.1	4.6
Balance in AOCI as of December 31, 2020	$(8.3)	$4.8	$(3.5)	$(7.0)
PSO

Cash Flow Hedge –
For the Year Ended December 31, 2022	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2021	$—
Change in Fair Value Recognized in AOCI, Net of Tax	1.3
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	—
Reclassifications from AOCI, before Income Tax (Expense) Benefit	—
Income Tax (Expense) Benefit	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	—
Net Current Period Other Comprehensive Income (Loss)	1.3
Balance in AOCI as of December 31, 2022	$1.3

Cash Flow Hedge –
For the Year Ended December 31, 2021	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2020	$0.1
Change in Fair Value Recognized in AOCI, Net of Tax	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(0.1)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(0.1)
Income Tax (Expense) Benefit	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.1)
Net Current Period Other Comprehensive Income (Loss)	(0.1)
Balance in AOCI as of December 31, 2021	$—

Cash Flow Hedge –
For the Year Ended December 31, 2020	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2019	$1.1
Change in Fair Value Recognized in AOCI, Net of Tax	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
Income Tax (Expense) Benefit	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)
Net Current Period Other Comprehensive Income (Loss)	(1.0)
Balance in AOCI as of December 31, 2020	$0.1

SWEPCo

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2022	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2021	$1.2	$(4.4)	$9.9	$6.7
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	(9.2)	(9.2)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(0.1)	—	—	(0.1)
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(0.1)	(2.0)	—	(2.1)
Income Tax (Expense) Benefit	—	(0.4)	—	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.1)	(1.6)	—	(1.7)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	(1.6)	(9.2)	(10.9)
Balance in AOCI as of December 31, 2022	$1.1	$(6.0)	$0.7	$(4.2)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2021	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2020	$(0.3)	$(2.8)	$5.0	$1.9
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	4.9	4.9
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.9	—	—	1.9
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.9	(2.0)	—	(0.1)
Income Tax (Expense) Benefit	0.4	(0.4)	—	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.5	(1.6)	—	(0.1)
Net Current Period Other Comprehensive Income (Loss)	1.5	(1.6)	4.9	4.8
Balance in AOCI as of December 31, 2021	$1.2	$(4.4)	$9.9	$6.7

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2020	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2019	$(1.8)	$(1.3)	$1.8	$(1.3)
Change in Fair Value Recognized in AOCI, Net of Tax	—	—	3.2	3.2
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.9	—	—	1.9
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.1	—	0.1
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.9	(1.9)	—	—
Income Tax (Expense) Benefit	0.4	(0.4)	—	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.5	(1.5)	—	—
Net Current Period Other Comprehensive Income (Loss)	1.5	(1.5)	3.2	3.2
Balance in AOCI as of December 31, 2020	$(0.3)	$(2.8)	$5.0	$1.9

(a)The change in fair value includes $(10) million, $(7) million and $6 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to AEP's investment in joint venture wind farms acquired as part of the purchase of Sempra Renewables LLC.
(b)Amounts reclassified to the referenced line item on the statements of income.